Intangible assets - Summary of changes in intangible assets and goodwill (Details) - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 584,026
Intangible assets and goodwill at end of period	568,265	€ 599,664
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	481,898	482,172
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	23,268	25,415
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	4,836	32,382
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	1,486	1,649
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	56,777	58,046
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,357,326	1,327,070
Acquisition of subsidiaries		9,065
Additions	11,506	9,178
Disposals	(971)	(40)
Reclassifications		0
Exchange differences	(4,415)	(3,074)
Intangible assets and goodwill at end of period	1,363,446	1,342,199
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	487,685	477,865
Acquisition of subsidiaries		7,829
Additions	0	0
Disposals	0	0
Reclassifications		0
Exchange differences	(3,642)	(1,552)
Intangible assets and goodwill at end of period	484,043	484,142
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	46,025	45,974
Acquisition of subsidiaries		0
Additions	0	0
Disposals	0	0
Reclassifications		0
Exchange differences	(15)	(54)
Intangible assets and goodwill at end of period	46,010	45,920
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	669,145	667,697
Acquisition of subsidiaries		0
Additions	617	673
Disposals	0	0
Reclassifications		0
Exchange differences	(37)	(128)
Intangible assets and goodwill at end of period	669,725	668,242
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	10,247	9,724
Acquisition of subsidiaries		0
Additions	454	367
Disposals	0	0
Reclassifications		94
Exchange differences	(83)	(93)
Intangible assets and goodwill at end of period	10,618	10,092
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	144,224	125,810
Acquisition of subsidiaries		1,236
Additions	10,435	8,138
Disposals	(971)	(40)
Reclassifications		(94)
Exchange differences	(638)	(1,247)
Intangible assets and goodwill at end of period	153,050	133,803
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(767,290)	(695,756)
Amortization	(22,732)	(41,662)
Disposals	598	6
Exchange differences	380	967
Intangible assets and goodwill at end of period	(789,044)	(736,445)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(21,624)	(19,387)
Amortization	(1,118)	(1,118)
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(22,742)	(20,505)
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(653,403)	(606,140)
Amortization	(11,495)	(29,753)
Disposals	0	0
Exchange differences	9	33
Intangible assets and goodwill at end of period	(664,889)	(635,860)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,347)	(7,338)
Amortization	(358)	(646)
Disposals	0	0
Exchange differences	71	39
Intangible assets and goodwill at end of period	(8,634)	(7,945)
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(83,916)	(62,891)
Amortization	(9,761)	(10,145)
Disposals	598	6
Exchange differences	300	895
Intangible assets and goodwill at end of period	(92,779)	(72,135)
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,010)	(5,935)
Impairment	(63)	(262)
Reversal of impairment		95
Disposals	10	4
Exchange differences	(74)	8
Intangible assets and goodwill at end of period	(6,137)	(6,090)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,063)	(1,975)
Impairment	0	0
Reversal of impairment		0
Disposals	0	0
Exchange differences	(82)	5
Intangible assets and goodwill at end of period	(2,145)	(1,970)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Reversal of impairment		0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Reversal of impairment		0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)
Impairment	0	0
Reversal of impairment		0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,449)	(3,462)
Impairment	(63)	(262)
Reversal of impairment		95
Disposals	10	4
Exchange differences	8	3
Intangible assets and goodwill at end of period	€ (3,494)	€ (3,622)